Schedule of deferred Income (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Contract liabilities - engineering services (BrightHy)	€ 1,065	€ 321
Total deferred income	€ 1,065	€ 321